UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05207

ALLIANCEBERNSTEIN INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Income Fund

Portfolio of Investments

September 30, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 95.9%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/14	BRL	16,419	$8,571,326

South Africa - 0.4%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	79,000	9,989,559

United States - 95.1%
U.S. Treasury Bonds
5.375%, 2/15/31	U.S.$	1,961	2,758,576
6.25%, 8/15/23		10,000	14,253,120
6.625%, 2/15/27		45,570	69,636,656
U.S. Treasury Notes
1.50%, 8/31/18 (a)		70,000	70,339,080
1.875%, 10/31/17 (a)		128,500	133,328,773
2.625%, 2/29/16		74,200	80,025,887
2.625%, 4/30/16-11/15/20 (a)		565,600	606,007,558
2.75%, 11/30/16 (a)(b)		333,772	363,080,752
2.75%, 2/15/19		161,100	175,145,987
3.125%, 4/30/17		18,000	19,968,750
3.25%, 5/31/16 (a)		44,000	48,812,500
3.625%, 2/15/20 (a)		86,440	99,784,175
U.S. Treasury STRIPS
Zero Coupon, 5/15/17 (a)(c)		259,750	243,574,848
Zero Coupon, 11/15/21		164,379	133,210,528

			2,059,927,190

Total Governments - Treasuries (cost $1,947,380,992)			2,078,488,075

CORPORATES - INVESTMENT GRADES - 15.1%
Financial Institutions - 6.7%
Banking - 3.5%
Barclays Bank PLC
4.75%, 3/15/20	EUR	10,000	6,698,749
Capital One Financial Corp.
6.15%, 9/01/16	U.S.$	2,900	3,072,016
Citigroup, Inc.
8.50%, 5/22/19		9,100	10,991,162
Fifth Third Bancorp
5.45%, 1/15/17		3,100	3,295,390
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21		1,902	1,876,351
6.00%, 6/15/20		4,980	5,122,752
HSBC Bank USA NA
4.875%, 8/24/20		2,030	1,903,864
Itau Unibanco Holding SA/Cayman Island
6.20%, 4/15/20 (d)		3,200	3,232,173
Macquarie Group Ltd.
4.875%, 8/10/17 (d)		4,270	4,209,597
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		506	588,147

	Principal Amount (000)		U.S. $ Value
Merrill Lynch & Co., Inc.
5.70%, 5/02/17	U.S.$	13,500	12,041,581
6.05%, 5/16/16		2,678	2,410,026
Morgan Stanley
10.09%, 5/03/17 (d)	BRL	11,615	5,744,954
Royal Bank of Scotland PLC (The)
5.625%, 8/24/20	U.S.$	3,895	3,761,990
Societe Generale SA
5.20%, 4/15/21 (d)		5,300	4,601,852
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (d)		2,716	2,743,160
Wachovia Bank NA
4.875%, 2/01/15		3,841	4,043,567

			76,337,331

Brokerage - 0.2%
Jefferies Group, Inc.
5.125%, 4/13/18		2,877	2,694,322
6.875%, 4/15/21		2,062	2,141,731

			4,836,053

Finance - 0.4%
General Electric Capital Corp.
6.44%, 11/15/22	GBP	149	240,508
SLM Corp.
5.05%, 11/14/14	U.S.$	3,610	3,483,368
Series A
5.375%, 5/15/14		3,885	3,823,361

			7,547,237

Insurance - 2.0%
Aflac, Inc.
3.45%, 8/15/15		865	883,892
American International Group, Inc.
4.25%, 5/15/13		4,480	4,469,203
AON Corp.
3.125%, 5/27/16		3,450	3,450,952
CIGNA Corp.
5.125%, 6/15/20		1,690	1,837,681
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26		5,000	5,180,455
General Electric Glob Insurance
7.75%, 6/15/30		2,800	3,338,770
Genworth Financial, Inc.
7.70%, 6/15/20		3,100	2,732,173
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (d)		2,455	3,237,720
Hartford Financial Services Group, Inc.
5.95%, 10/15/36		3,533	3,097,664
Humana, Inc.
8.15%, 6/15/38		2,900	3,922,870
MetLife, Inc.
4.75%, 2/08/21		2,135	2,221,835
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (d)		2,700	3,145,408

	Principal Amount (000)		U.S. $ Value
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (d)	U.S.$	2,205	1,993,119
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,122	2,514,929

			42,026,671

Other Finance - 0.2%
Aviation Capital Group Corp.
6.75%, 4/06/21 (d)		4,235	4,074,536
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (d)		323	369,922
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	2,030	62,415

			4,506,873

REITS - 0.4%
Duke Realty LP
6.75%, 3/15/20	U.S.$	1,655	1,718,686
Entertainment Properties Trust
7.75%, 7/15/20		3,308	3,539,560
HCP, Inc.
5.375%, 2/01/21		3,468	3,479,573

			8,737,819

			143,991,984

Industrial - 6.3%
Basic - 1.1%
Anglo American Capital PLC
9.375%, 4/08/19 (d)		3,492	4,624,739
ArcelorMittal
5.25%, 8/05/20		2,500	2,233,630
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)(d)		2,536	2,650,120
International Paper Co.
7.95%, 6/15/18		2,600	3,003,073
Southern Copper Corp.
7.50%, 7/27/35		5,107	5,525,003
Teck Resources Ltd.
6.00%, 8/15/40		327	336,548
Usiminas Commercial Ltd.
7.25%, 1/18/18 (d)		4,263	4,497,465

			22,870,578

Capital Goods - 0.5%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (d)		644	683,502
Legrand France SA
8.50%, 2/15/25		10	12,349
Owens Corning
9.00%, 6/15/19		3,000	3,542,055
Republic Services, Inc.
5.25%, 11/15/21		6,098	6,835,425

			11,073,331

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.4%
CBS Corp.
8.20%, 5/15/14	U.S.$	3,700	4,253,268
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/01/14		1,485	1,608,848
Time Warner Entertainment Co. LP
8.375%, 7/15/33		2,500	3,260,147

			9,122,263

Communications - Telecommunications - 0.8%
American Tower Corp.
5.05%, 9/01/20		4,310	4,301,234
AT&T, Inc.
4.45%, 5/15/21		3,111	3,337,711
Embarq Corp.
7.082%, 6/01/16		1,277	1,321,904
Qwest Corp.
7.625%, 6/15/15		700	749,000
United States Cellular Corp.
6.70%, 12/15/33		2,100	2,111,819
Verizon Communications, Inc.
4.60%, 4/01/21		5,066	5,599,652

			17,421,320

Consumer Cyclical - Automotive - 0.1%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (d)		2,155	2,350,077

Consumer Cyclical - Entertainment - 0.1%
Time Warner, Inc.
7.70%, 5/01/32		2,500	3,172,315

Consumer Cyclical - Retailers - 0.1%
Gap, Inc. (The)
5.95%, 4/12/21		2,500	2,351,468

Consumer Non-Cyclical - 0.2%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		2,600	3,239,480
Newell Rubbermaid, Inc.
4.70%, 8/15/20		368	374,712
Whirlpool Corp.
8.60%, 5/01/14		520	593,105

			4,207,297

Energy - 2.0%
Anadarko Petroleum Corp.
5.95%, 9/15/16		4,262	4,661,771
Nabors Industries, Inc.
9.25%, 1/15/19		2,500	3,162,538
Noble Energy, Inc.
8.25%, 3/01/19		4,300	5,645,771
Noble Holding International Ltd.
4.90%, 8/01/20		389	418,443
TNK-BP Finance SA
7.50%, 7/18/16 (d)		12,083	12,505,905
7.875%, 3/13/18 (d)		8,270	8,600,800

	Principal Amount (000)		U.S. $ Value
Transocean, Inc.
7.50%, 4/15/31	U.S.$	2,200	2,548,674
Valero Energy Corp.
9.375%, 3/15/19		1,226	1,571,091
Weatherford International Ltd.
7.00%, 3/15/38		2,900	3,191,528

			42,306,521

Other Industrial - 0.1%
Noble Group Ltd.
6.75%, 1/29/20 (d)		2,803	2,466,640

Technology - 0.1%
Agilent Technologies, Inc.
5.00%, 7/15/20		782	843,687
Xerox Corp.
4.25%, 2/15/15		2,225	2,353,556

			3,197,243

Transportation - Airlines - 0.6%
Delta Air Lines 2007-1 Class A Pass
Through Trust
Series 071A
6.821%, 8/10/22		1,671	1,683,287
Qantas Airways Ltd.
6.05%, 4/15/16 (d)		5,000	5,339,930
Southwest Airlines Co.
5.25%, 10/01/14		2,720	2,916,416
5.75%, 12/15/16		1,780	1,973,251

			11,912,884

Transportation - Services - 0.2%
Asciano Finance Ltd.
3.125%, 9/23/15 (d)		3,960	3,916,397
4.625%, 9/23/20 (d)		1,080	1,052,461

			4,968,858

			137,420,795

Non Corporate Sectors - 1.8%
Agencies - Not Government Guaranteed - 1.8%
Ecopetrol SA
7.625%, 7/23/19 (a)		2,899	3,377,335
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (d)		5,050	5,087,875
6.51%, 3/07/22 (d)		13,563	13,291,740
9.25%, 4/23/19 (d)		7,115	8,253,400
MDC-GMTN B.V.
5.50%, 4/20/21 (d)		3,928	4,098,810
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20		3,150	3,269,700
VTB Capital SA
6.875%, 5/29/18 (d)		725	732,250

			38,111,110

	Principal Amount (000)		U.S. $ Value
Utility - 0.3%
Electric - 0.2%
FirstEnergy Corp.
Series C
7.375%, 11/15/31	U.S.$	3,000	3,700,029
Union Electric Co.
6.70%, 2/01/19		485	595,780

			4,295,809

Natural Gas - 0.1%
Kinder Morgan Energy Partners LP
4.15%, 3/01/22		2,149	2,122,408

			6,418,217

Total Corporates - Investment Grades (cost $308,505,796)			325,942,106

CORPORATES - NON-INVESTMENT GRADES - 8.2%
Industrial - 6.4%
Basic - 0.6%
AK Steel Corp.
7.625%, 5/15/20 (a)		2,082	1,824,352
Calcipar SA
6.875%, 5/01/18 (d)		687	594,255
Georgia Gulf Corp.
10.75%, 10/15/16		250	260,625
Huntsman International LLC
5.50%, 6/30/16		1,809	1,686,893
Mondi Finance PLC
5.75%, 4/03/17	EUR	942	1,235,090
Steel Dynamics, Inc.
7.625%, 3/15/20	U.S.$	3,000	2,996,250
United States Steel Corp.
6.05%, 6/01/17		965	878,150
7.375%, 4/01/20 (a)		1,477	1,329,300
Weyerhaeuser Co.
7.375%, 3/15/32		2,000	1,994,642

			12,799,557

Capital Goods - 1.2%
BE Aerospace, Inc.
6.875%, 10/01/20		2,000	2,085,000
Berry Plastics Corp.
10.25%, 3/01/16		67	58,290
Bombardier, Inc.
7.50%, 3/15/18 (d)		3,000	3,165,000
Building Materials Corp. of America
7.00%, 2/15/20 (d)		635	633,412
7.50%, 3/15/20 (d)		2,498	2,498,000
CNH America LLC
7.25%, 1/15/16		2,000	2,070,000
Griffon Corp.
7.125%, 4/01/18		3,558	3,139,935
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18 (d)		698	649,140
7.125%, 3/15/21 (d)		690	639,975

	Principal Amount (000)		U.S. $ Value
Mohawk Industries, Inc.
6.875%, 1/15/16	U.S.$	762	786,765
RBS Global, Inc./Rexnord LLC
11.75%, 8/01/16 (a)		2,150	2,193,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19 (d)		3,000	2,790,000
Sealed Air Corp.
8.125%, 9/15/19 (d)		1,127	1,138,270
8.375%, 9/15/21 (d)		1,157	1,168,570
SPX Corp.
6.875%, 9/01/17		2,900	2,972,500

			25,987,857

Communications - Media - 0.9%
Clear Channel Communications, Inc.
5.75%, 1/15/13		220	195,800
Cumulus Media, Inc.
7.75%, 5/01/19 (a)(d)		672	566,160
DISH DBS Corp.
7.125%, 2/01/16		2,000	2,025,000
EH Holding Corp.
7.625%, 6/15/21 (d)		3,111	2,994,338
Intelsat Jackson Holdings SA
7.25%, 4/01/19 (d)		4,231	3,924,252
LIN Television Corp.
8.375%, 4/15/18		900	909,000
Quebecor Media, Inc.
7.75%, 3/15/16		3,000	2,992,500
Virgin Media Finance PLC
8.375%, 10/15/19		2,000	2,125,000
XM Satellite Radio, Inc.
7.625%, 11/01/18 (d)		2,500	2,525,000

			18,257,050

Communications - Telecommunications - 0.4%
eAccess Ltd.
8.25%, 4/01/18 (d)		1,596	1,468,320
Frontier Communications Corp.
8.125%, 10/01/18		2,000	1,960,000
Sunrise Communications International SA
7.00%, 12/31/17 (d)	EUR	1,585	2,017,328
Windstream Corp.
7.50%, 4/01/23	U.S.$	2,000	1,865,000
7.75%, 10/01/21		1,070	1,032,550

			8,343,198

Consumer Cyclical - Automotive - 0.6%
American Axle & Manufacturing Holdings, Inc.
9.25%, 1/15/17 (d)		1,694	1,761,760
Delphi Corp.
5.875%, 5/15/19 (d)		654	608,220
6.125%, 5/15/21 (d)		491	456,630

	Principal Amount (000)		U.S. $ Value
Ford Motor Co.
7.45%, 7/16/31 (a)	U.S.$	650	733,772
Ford Motor Credit Co. LLC
5.75%, 2/01/21		2,125	2,102,686
7.00%, 10/01/13		2,350	2,467,775
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (d)	EUR	1,500	1,808,662
Goodyear Tire & Rubber Co. (The)
8.75%, 8/15/20	U.S.$	3,000	3,090,000

			13,029,505

Consumer Cyclical - Entertainment - 0.0%
Pinnacle Entertainment, Inc.
8.75%, 5/15/20 (a)		841	784,233

Consumer Cyclical - Other - 0.3%
Broder Brothers Co.
12.00%, 10/15/13 (d)(e)		607	598,228
Host Hotels & Resorts LP
9.00%, 5/15/17 (a)		2,000	2,160,000
Royal Caribbean Cruises Ltd.
7.00%, 6/15/13		2,000	2,035,000
7.50%, 10/15/27		1,100	1,034,000
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19 (d)		1,188	974,160

			6,801,388

Consumer Cyclical - Retailers - 0.7%
AutoNation, Inc.
6.75%, 4/15/18		481	490,620
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19 (d)		401	340,850
JC Penney Co., Inc.
5.65%, 6/01/20		3,100	2,906,250
Limited Brands, Inc.
6.90%, 7/15/17		5,593	5,858,667
Rite Aid Corp.
8.00%, 8/15/20 (a)		3,200	3,336,000
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (d)		2,220	2,120,100

			15,052,487

Consumer Non-Cyclical - 0.7%
Boparan Holdings Ltd.
9.875%, 4/30/18 (d)	GBP	2,400	2,900,621
CDRT Merger Sub, Inc.
8.125%, 6/01/19 (d)	U.S.$	2,391	2,211,675
CHS/Community Health Systems, Inc.
8.875%, 7/15/15		1,600	1,572,000
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (d)		2,125	2,050,625
HCA, Inc.
8.50%, 4/15/19		1,895	2,008,700
Mylan Inc.

	Principal Amount (000)		U.S. $ Value
7.625%, 7/15/17 (d)	U.S.$	290	301,600
7.875%, 7/15/20 (d)		290	304,500
Select Medical Corp.
7.625%, 2/01/15		132	114,345
Select Medical Holdings Corp.
6.267%, 9/15/15 (f)		5,000	4,075,000

			15,539,066

Energy - 0.7%
Chesapeake Energy Corp.
6.625%, 8/15/20		2,435	2,508,050
Cie Generale de Geophysique-Veritas
9.50%, 5/15/16		857	878,425
Forest Oil Corp.
7.25%, 6/15/19		2,964	2,919,540
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (d)		2,000	2,015,000
Oil States International, Inc.
6.50%, 6/01/19 (d)		1,960	1,915,900
SESI LLC
6.375%, 5/01/19 (d)		615	593,475
Tesoro Corp.
9.75%, 6/01/19		3,800	4,104,000

			14,934,390

Services - 0.3%
Live Nation Entertainment, Inc.
8.125%, 5/15/18 (d)		1,820	1,747,200
Service Corp. International/US
6.75%, 4/01/16		1,845	1,891,125
7.50%, 4/01/27		3,300	3,077,250
West Corp.
11.00%, 10/15/16		150	154,500

			6,870,075

Technology - 0.0%
Freescale Semiconductor, Inc.
10.125%, 12/15/16		300	305,250

Transportation - Airlines - 0.0%
American Airlines, Inc.
10.50%, 10/15/12		669	676,526

			139,380,582

Utility - 1.1%
Electric - 1.0%
AES Corp. (The)
8.00%, 10/15/17		2,000	2,010,000
Calpine Corp.
7.875%, 7/31/20 (d)		3,200	3,088,000
CMS Energy Corp.
8.75%, 6/15/19		3,900	4,545,622
Duquesne Light Holdings, Inc.
6.40%, 9/15/20 (d)		2,140	2,216,755
GenOn Americas Generation LLC
8.50%, 10/01/21		3,200	2,752,000

	Principal Amount (000)		U.S. $ Value
GenOn Energy, Inc.
7.875%, 6/15/17	U.S.$	2,100	1,932,000
NRG Energy, Inc.
7.375%, 1/15/17		3,000	3,093,750
8.25%, 9/01/20		1,300	1,228,500

			20,866,627

Natural Gas - 0.1%
El Paso Corp.
Series G
7.75%, 1/15/32		2,000	2,316,520

			23,183,147

Financial Institutions - 0.7%
Banking - 0.2%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	6,790	5,280,751

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (g)	U.S.$	3,605	878,719

Finance - 0.2%
Ally Financial, Inc.
8.00%, 11/01/31		2,456	2,155,140
Series 8
6.75%, 12/01/14		2,640	2,524,500

			4,679,640

Insurance - 0.0%
Pearl Group Holdings Ltd. No 1
6.586%, 4/25/16	GBP	43	36,451

Other Finance - 0.1%
iPayment, Inc.
10.25%, 5/15/18 (d)	U.S.$	1,814	1,659,810

REITS - 0.2%
DDR Corp.
7.875%, 9/01/20		3,000	3,178,008

			15,713,379

Total Corporates - Non-Investment Grades (cost $183,417,369)			178,277,108

AGENCIES - 5.7%
Agency Debentures - 5.7%
Federal National Mortgage Association
5.375%, 6/12/17		59,222	71,821,244
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		61,700	51,077,234

Total Agencies (cost $105,132,420)			122,898,478

MORTGAGE PASS-THROUGH’S - 5.1%
Agency Fixed Rate 30-Year - 2.9%
Federal Home Loan Mortgage Corp. Gold Series 2006

	Principal Amount (000)		U.S. $ Value
6.00%, 9/01/36	U.S.$	21,312	23,434,655
Series 2007
7.00%, 2/01/37		6,273	7,107,605
Federal National Mortgage Association
6.00%, 2/01/40-4/01/40		10,771	11,819,957
Series 1998
8.00%, 6/01/28		43	48,899
Series 1999
7.50%, 11/01/29		60	68,504
Series 2008
6.00%, 5/01/38		17,673	19,394,418

			61,874,038

Agency ARMs - 2.2%
Federal Home Loan Mortgage Corp.
Series 2007
5.568%, 1/01/37 (f)		10,486	10,812,621
5.684%, 3/01/37 (f)		7,203	7,580,757
5.685%, 2/01/37 (f)		6,992	7,397,296
5.874%, 3/01/37 (f)		2,711	2,870,895
5.966%, 2/01/37 (f)		6,623	6,835,794
Federal National Mortgage Association
Series 2006
5.76%, 11/01/36 (f)		4,582	4,768,051
Series 2007
5.828%, 3/01/37 (f)		7,596	7,898,623

			48,164,037

Total Mortgage Pass-Through’s (cost $105,315,967)			110,038,075

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%
Non-Agency Fixed Rate CMBS - 3.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51		8,732	9,120,371
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4
6.008%, 12/10/49		5,030	5,426,605
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class AM
5.509%, 9/15/39		13,000	10,359,661
Series 2006-C5, Class A3
5.311%, 12/15/39		13,000	13,601,042
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class AM
5.855%, 6/12/43		1,651	1,490,681
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.69%, 2/12/51		6,000	6,403,182
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM

	Principal Amount (000)		U.S. $ Value
5.204%, 12/12/49	U.S.$	10,000	8,642,280
Series 2007-9, Class A4
5.70%, 9/12/49		5,220	5,384,122
Morgan Stanley Capital I
Series 2006-IQ12, Class AMFX
5.37%, 12/15/43		8,500	7,840,578

			68,268,522

Non-Agency Floating Rate CMBS - 0.0%
Eclipse Ltd.
Series 2007-1X, Class B
1.083%, 1/25/20 (d)(f)	GBP	59	48,265

Total Commercial Mortgage-Backed Securities (cost $67,719,518)			68,316,787

QUASI-SOVEREIGNS - 2.4%
Quasi-Sovereign Bonds - 2.4%
Indonesia - 0.3%
Majapahit Holding BV
7.875%, 6/29/37 (d)	U.S.$	6,188	6,744,920

Russia - 2.1%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17 (d)		22,568	22,285,900
7.125%, 1/14/14 (d)		12,351	12,659,775
7.75%, 5/29/18 (d)		9,905	10,400,250

			45,345,925

Total Quasi-Sovereigns (cost $40,749,907)			52,090,845

INFLATION-LINKED SECURITIES - 2.1%
United States - 2.1%
U.S. Treasury Inflation Index
2.125%, 1/15/19 (TIPS) (cost $41,816,074)		38,411	44,736,994

BANK LOANS - 2.0%
Industrial - 1.7%
Basic - 0.2%
Flakeboard US GP I / Flakeboard America Limited
7.72%, 7/28/12 (f)		1,241	1,117,173
Ineos US Finance LLC
7.50%, 12/16/13 (f)		205	204,075
8.00%, 12/16/14 (f)		235	234,611
NewPage Corporation
8.00%, 4/04/13 (h)		3,400	3,378,750

			4,934,609

Capital Goods - 0.3%
Harbor Freight Tools USA, Inc./Central Purchasing, LLC
6.50%, 12/22/17 (f)		5,416	5,334,871

	Principal Amount (000)		U.S. $ Value
Hawker Beechcraft Acquisition Company LLC
2.37%, 3/26/14 (f)	U.S.$	120	82,211
Sequa Corp.
3.48%-3.50%, 12/03/14 (f)		397	373,033

			5,790,115

Communications - Media - 0.2%
Cengage Learning Acquisitions Inc (Thomson Learning)
2.49%, 7/03/14 (f)		536	417,675
Charter Communications Operating, LLC
2.24%, 3/06/14 (f)		40	39,613
Clear Channel Communications, Inc.
3.89%, 1/29/16 (f)		408	284,860
Sunshine Acquisition Limited (aka HIT Entertainment)
5.51%, 6/01/12 (f)		721	689,717
SuperMedia Inc. (fka Idearc Inc.)
11.00%, 12/31/15 (f)		313	136,427
Univision Communications Inc.
4.49%, 3/31/17 (f)		2,445	2,051,730
WideOpenWest Finance , LLC
2.73%-4.75%, 6/30/14 (f)		1,457	1,352,542

			4,972,564

Communications - Telecommunications - 0.1%
Level 3 Financing, Inc.
2.49%-2.50%, 3/13/14 (f)		1,316	1,225,420

Consumer Cyclical - Entertainment - 0.0%
Las Vegas Sands, LLC
2.74%, 11/23/16 (f)		878	815,227

Consumer Cyclical - Other - 0.1%
Caesars Entertainment Operating Company Inc. (fka Harrah’s Operating Company, Inc.)
3.23%-3.25%, 1/28/15 (f)		601	498,849
3.25%-3.37%, 1/28/15 (f)		546	454,168
Great Atlantic & Pacific Tea Company, Inc., The
8.75%, 6/14/12 (f)		250	248,957
November 2005 Land Investors, LLC (North Las Vegas Consortium)
7.25%, 4/30/10 (f)(g)		2,179	5,556
VML US Finance LLC (aka Venetian Macau)
4.74%, 5/25/12 - 5/28/13 (f)		1,412	1,400,568

			2,608,098

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corporation
6.25%, 2/23/17 (f)		988	941,492

	Principal Amount (000)		U.S. $ Value
Mattress Holding Corp.
2.62%-4.50%, 1/18/14 (f)	U.S.$	478	430,616

			1,372,108

Consumer Non-Cyclical - 0.3%
CHS/Community Health Systems, Inc.
3.82%, 1/25/17 (f)		186	168,905
CityCenter Holdings, LLC
7.50%, 1/21/15 (f)		338	329,667
Grifols Inc.
5.50%, 6/01/16 (f)		500	486,665
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
3.77%, 7/11/14 (f)		875	775,486
HCA Inc.
3.62%, 5/01/18 (f)		895	838,816
Immucor, Inc.
7.25%, 8/19/18 (f)		3,300	3,246,375
U.S. Foodservice
2.73%-2.74%, 7/03/14 (f)		992	903,553

			6,749,467

Energy - 0.0%
CITGO Petroleum Corp.
9.00%, 6/24/17 (f)		346	350,809
Dalbo, Inc.
7.00%, 8/27/12 (f)		450	405,373

			756,182

Other Industrial - 0.0%
Gavilon Group LLC, The
6.00%, 12/06/16 (f)		341	335,619

Services - 0.2%
Advantage Sales & Marketing Inc.
5.25%, 12/18/17 (f)		844	810,724
Aveta, Inc.
8.50%, 4/14/15 (f)		306	297,516
Global Cash Access, Inc.
7.00%, 3/01/16 (f)		426	416,955
Sabre Inc.
2.24%-2.25%, 9/30/14 (f)		2,178	1,822,249
ServiceMaster Co. (The)
2.72%-2.83%, 7/24/14 (f)		622	579,958
2.74%, 7/24/14 (f)		62	57,755
West Corporation
4.50%-4.62%, 7/15/16 (f)		485	467,841

			4,452,998

Technology - 0.2%
Avaya, Inc.
3.06%, 10/24/14 (f)		121	108,650
4.81%, 10/26/17 (f)		243	205,457

	Principal Amount (000)		U.S. $ Value
First Data Corporation
2.98%, 9/24/14 (f)	U.S.$	875	758,152
IPC Systems, Inc.
5.62%, 6/01/15 (f)		2,000	1,652,500
SunGard Data Systems Inc. (Solar Capital Corp.)
1.98%, 2/28/14 (f)		33	31,356
3.86%-3.90%, 2/28/16 (f)		436	418,923

			3,175,038

Transportation - Services - 0.0%
Swift Transportation Co., LLC
6.00%, 12/21/16 (f)		349	337,777

			37,525,222

Utility - 0.2%
Electric - 0.2%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
2.75%, 11/01/13 (f)		505	476,125
4.75%, 5/01/14 (f)		1,000	907,000
GBGH, LLC (US Energy)
6.00%, 6/09/13 (f)(i)(j)		258	19,328
14.00%, 6/09/14 (e)(f)(i)(j)		110	0
Texas Competitive Electric Holdings Company, LLC (TXU)
3.73%-3.77%, 10/10/14 (f)		2,379	1,672,672

			3,075,125

Financial Institutions - 0.1%
Finance - 0.1%
Delos Aircraft Inc.
7.00%, 3/17/16 (f)		434	431,846
International Lease Finance Corp. (Delos Aircraft Inc.)
6.75%, 3/17/15 (f)		591	588,093
LPL Holdings, Inc.
1.99%-2.12%, 6/28/13 (f)		186	182,257

			1,202,196

Other Finance - 0.0%
LPL Holdings, Inc.
4.25%, 6/25/15 (f)		586	581,538

			1,783,734

Total Bank Loans (cost $45,243,237)			42,384,081

EMERGING MARKETS - CORPORATE BONDS - 1.9%
Financial Institutions - 0.4%
Banking - 0.2%
ATF Bank JSC
9.00%, 5/11/16 (d)		3,673	3,489,350

	Principal Amount (000)		U.S. $ Value
Banco BMG SA
9.15%, 1/15/16 (d)	U.S.$	400	388,000
CenterCredit International BV
8.625%, 1/30/14 (d)		2,297	2,182,150

			6,059,500

Other Finance - 0.2%
AES El Salvador Trust
6.75%, 2/01/16 (d)		350	341,250
DTEK Finance BV
9.50%, 4/28/15 (d)		4,110	3,699,000

			4,040,250

			10,099,750

Industrial - 1.4%
Basic - 0.5%
Evraz Group SA
8.875%, 4/24/13 (d)		3,697	3,733,970
9.50%, 4/24/18 (d)		385	373,450
Vedanta Resources PLC
8.75%, 1/15/14 (d)		7,226	6,900,830

			11,008,250

Communications - Media - 0.3%
Columbus International, Inc.
11.50%, 11/20/14 (d)		3,959	3,879,820
European Media Capital SA
10.00%, 2/01/15 (k)		1,853	1,667,863

			5,547,683

Communications - Telecommunications - 0.3%
Pacnet Ltd.
9.25%, 11/09/15 (d)		2,981	2,623,280
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (d)		3,500	3,377,500

			6,000,780

Consumer Cyclical - Other - 0.1%
MCE Finance Ltd.
10.25%, 5/15/18		2,420	2,565,200
Peermont Global Pty Ltd.
7.75%, 4/30/14 (d)	EUR	50	51,915

			2,617,115

Consumer Non-Cyclical - 0.1%
JBS Finance II Ltd.
8.25%, 1/29/18 (d)	U.S.$	3,100	2,557,500

Other Industrial - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (d)		4,151	2,656,640

	Principal Amount (000)		U.S. $ Value
			30,387,968

Utility - 0.1%
Electric - 0.1%
Inkia Energy Ltd.
8.375%, 4/04/21 (d)	U.S.$	1,395	1,367,100

Total Emerging Markets - Corporate Bonds (cost $47,010,545)			41,854,818

EMERGING MARKETS - SOVEREIGNS - 1.5%
Argentina - 0.4%
Republic of Argentina
7.82%, 12/31/33	EUR	12,902	9,895,893

El Salvador - 0.3%
El Salvador
7.65%, 6/15/35 (d)	U.S.$	5,957	5,778,290

Indonesia - 0.8%
Republic of Indonesia
6.625%, 2/17/37 (d)		720	802,800
6.875%, 1/17/18 (d)		8,285	9,403,475
7.75%, 1/17/38 (a)(d)		5,073	6,353,933
8.50%, 10/12/35 (d)		801	1,081,350

			17,641,558

Total Emerging Markets - Sovereigns (cost $30,005,179)			33,315,741

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.5%
United States - 0.5%
California GO
7.95%, 3/01/36		3,955	4,487,580
Illinois GO
7.35%, 7/01/35		3,330	3,747,282
Texas Transp Comm (Texas St Hwy Fund First Tier)
5.178%, 4/01/30		2,560	3,020,826

Total Local Governments - Municipal Bonds (cost $9,889,686)			11,255,688

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Croatia - 0.2%
Republic of Croatia
6.375%, 3/24/21 (d)		1,230	1,113,150
6.75%, 11/05/19 (d)		2,750	2,605,625

			3,718,775

Lithuania - 0.2%
Republic of Lithuania
6.75%, 1/15/15 (d)		5,100	5,355,000

Total Governments - Sovereign Bonds (cost $9,011,768)			9,073,775

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 0.3%
Other ABS - Fixed Rate - 0.2%
GSMS 2011-GC5 C
8.25%, 8/10/44	U.S.$	5,651	4,619,902

Autos - Floating Rate - 0.1%
Wheels SPV LLC Series 2009-1, Class A
1.779%, 3/15/18 (d)(f)		2,381	2,389,194

Total Asset-Backed Securities (cost $7,018,268)			7,009,096

EMERGING MARKETS - TREASURIES - 0.1%
Turkey - 0.1%
Turkey Government Bond 16.00%, 3/07/12 (cost $2,826,242)	TRY	4,834	2,690,646

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Finance - 0.1%
Ally Financial, Inc.
7.00% (d)		2,680	1,794,679

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25%		125,325	238,117

Total Preferred Stocks (cost $3,668,924)			2,032,796

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Forward Contracts - 0.1%
CNY/USD
Expiration: Aug 2012, Exercise Price: CNY 7.00 (l)(m)		10,800,000	1,244,573
EUR/USD
Expiration: Nov 2011, Exercise Price: EUR 1.25 (l)(m)		625,000	429,223

Options Purchased - Puts (cost $856,110)			1,673,796

	Shares
COMMON STOCKS - 0.0%
Gallery Media (i)(l)(n) (cost $0)		697	836,400

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
Non-Agency Fixed Rate - 0.0%
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1A
2.762%, 12/25/35	U.S.$	478	474,768

Agency Fixed Rate - 0.0%
Government National Mortgage Association Series 2006-32, Class XM
0.35%, 11/16/45 (o)		3,413	59,294

Total Collateralized Mortgage Obligations (cost $714,013)			534,062

	Shares
WARRANTS - 0.0%
GBGH, LLC, expiring 6/09/19 (i)(j)(l)		517	0
Ion Media Networks, expiring 12/12/39 (i)(j)(l)		1,264	0
Ion Media Networks, expiring 12/31/49 (i)(j)(l)		1,248	0
Quality Distribution, LLC, expiring 11/01/13 (l)		40,706	364,726

Total Warrants (cost $0)			364,726

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (p) (cost $14,539,193)		14,539,193	14,539,193

Total Investments - 145.3% (cost $2,970,821,208) (q)			3,148,353,286
Other assets less liabilities - (45.3)%			(981,943,810)

Net Assets - 100.0%			$2,166,409,476

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Bond 30 Yr Futures	1,301	December 2011	$180,765,288	$185,555,125	$(4,789,837)
U.S. T-Note 10 Yr Futures	3,263	December 2011	423,622,744	424,495,907	(873,163)
U.S. T-Note 5 Yr Futures	1,154	December 2011	141,411,285	141,346,969	64,316

					$(5,598,684)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse London Branch (GFX):
Chinese Yuan Renminbi settling 1/13/12	176,203	$27,182,416	$27,536,041	$353,625
Swedish Krona settling 10/19/11	135,036	21,042,114	19,665,288	(1,376,826)
Goldman Sachs International:
Brazilian Real settling 10/04/11	32,148	17,336,110	17,097,770	(238,340)
Brazilian Real settling 10/04/11	32,148	17,820,445	17,097,770	(722,675)
HSBC BankUSA:
Norwegian Krone settling 10/19/11	117,865	21,623,580	20,064,092	(1,559,488)
Morgan Stanley and Co., Inc.:
Indonesian Rupiah settling 10/21/11	92,776,433	10,839,635	10,229,298	(610,337)
Russian Rubles settling 10/17/11	277,483	9,076,982	8,594,189	(482,793)
Standard Chartered Bank:
South Korean Won settling 10/27/11	49,840,097	45,999,166	42,247,514	(3,751,652)
Sale Contracts
Barclays Bank PLC Wholesale:
Japanese Yen settling 10/27/11	670,372	8,781,565	8,694,171	87,394
Brown Brothers Harriman and Co.:
South African Rand settling 10/20/11	80,156	11,242,867	9,903,729	1,339,138
Goldman Sachs International:
Brazilian Real settling 10/04/11	32,148	19,801,714	17,097,770	2,703,944
Brazilian Real settling 10/04/11	32,148	17,336,110	17,097,770	238,340
Brazilian Real settling 11/03/11	32,148	17,712,442	16,970,248	742,194
Euro settling 10/17/11	57,032	78,148,033	76,400,855	1,747,178
Royal Bank of Scotland PLC:
Great British Pound settling 10/07/11	2,616	4,282,017	4,078,789	203,228
Swedish Krona settling 10/19/11	134,752	20,296,408	19,623,965	672,443
Standard Chartered Bank:
Indonesian Rupiah settling 10/21/11	91,819,851	10,386,861	10,123,828	263,033
South Korean Won settling 10/27/11	25,251,561	21,255,522	21,404,767	(149,245)
South Korean Won settling 10/27/11	24,485,751	20,186,110	20,755,620	(569,510)

				$(1,110,349)

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at September 30, 2011	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, N.A.:
Qantas Airways Ltd.
5.125%, 6/20/13, 3/20/16*	(1.75)%	2.85%	$5,000	$217,240	$	– 0	–	$217,240
Sale Contracts
Credit Suisse First Boston:
CDX NAHY
Series 15 5 Yr Index, 12/20/15*	5.00	14.00	5,050	(1,343,335)		(464,797)		(878,538)
CDX NAHY
Series 15 5 Yr Index, 12/20/15*	5.00	14.00	5,650	(1,502,939)		(515,974)		(986,965)
Morgan Stanley Capital Services Inc.:
CDX-NAHY
Series 15 5 Year Index, 12/20/15*	5.00	7.10	21,400	(1,446,093)		425,878		(1,871,971)
CDX-NAHY
Series 16 5 Year Index, 6/20/16*	5.00	7.72	44,000	(4,127,835)		(2,668,654)		(1,459,181)

								$(4,979,415)

*	Termination date.

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at September 30, 2011
Barclays Bank	0.00%	12/30/11	$1,965,000
Barclays Bank	0.09%	10/05/11	103,508,280
Barclays Bank	1.13%	12/30/11	594,750
Deutsche Bank	0.10%	10/05/11	43,903,902
Deutsche Bank	0.11%	10/12/11	37,278,075
Deutsche Bank	0.14%	11/09/11	210,020,075
Deutsche Bank	0.16%	11/29/11	11,077,500
HSBC	0.08%	10/11/11	39,965,005
HSBC	0.11%	11/08/11	109,884,065
HSBC	0.14%	11/21/11	65,929,615
HSBC	0.15%	11/28/11	107,255,363
ING	0.00%	12/30/11	3,164,750
ING+	0.00%	–	3,512,000
ING	0.05%	12/30/11	2,226,000
ING	0.38%	12/30/11	685,500
ING	1.00%	12/30/11	326,250
Jefferies Group, Inc.	0.11%	10/17/11	42,224,475
Jefferies Group, Inc.	0.11%	11/03/11	55,414,362
Jefferies Group, Inc.	0.15%	11/23/11	109,086,363
JP Morgan Chase	0.00%	12/30/11	2,797,500

Broker	Interest Rate	Maturity	U.S. $ Value at September 30, 2011
JP Morgan Chase	0.00%	12/30/11	$1,809,000
Nomura International	0.11%	10/11/11	96,874,073
Nomura International	0.15%	10/13/11	85,782,692

			$1,135,284,595

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2011

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $991,922,533.
(b)	Position, or a portion thereof, has been segregated to collateralize total return swaps. The aggregate market value of these securities amounted to $4,643,869.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $243,574,848.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate market value of these securities amounted to $296,388,704 or 13.7% of net assets.
(e)	Pay-In-Kind Payments (PIK).
(f)	Floating Rate Security. Stated interest rate was in effect at September 30, 2011.
(g)	Security is in default and is non-income producing.
(h)	This position or a portion of this position represents an unsettled loan purchase. At September 30, 2011, the market value and unrealized gain of these unsettled loan purchases amounted to $3,378,750 and $12,750, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(i)	Fair valued.
(j)	Illiquid security.
(k)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.08% of net assets as of September 30, 2011, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
European Media Capital SA
10.00%, 2/01/15	8/18/10	$2,553,774	$1,667,863	0.08%

(l)	Non-income producing security.
(m)	One contract relates to 100 shares.
(n)	Restricted and illiquid security.
(o)	IO - Interest Only
(p)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(q)	As of September 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $208,938,539 and gross unrealized depreciation of investments was $(31,406,461), resulting in net unrealized appreciation of $177,532,078.

Currency Abbreviations:

BRL	-	Brazilian Real
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
RUB	-	Russian Ruble
TRY	-	Turkish Lira
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
STRIPS	-	Separate Trading of Registered Interest and Principle of Securities
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN *

September 30, 2011 (unaudited)

89.3%	United States
3.4%	Russia
1.1%	Brazil
0.8%	Indonesia
0.6%	United Kingdom
0.5%	Australia
0.4%	Canada
0.3%	South Africa
0.3%	Argentina
0.2%	Luxembourg
0.2%	India
0.2%	El Salvador
0.2%	Peru
2.0%	Other
0.5%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2011. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.2% or less in the following countries: Barbados, China, Colombia, Croatia, France, Germany, Hong Kong, Israel, Japan, Kazakhstan, Lithuania, Netherlands, New Zealand, Switzerland, Turkey, Ukraine and United Arab Emirates.

AllianceBernstein Income Fund

September 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$2,078,488,075		$	– 0	–	$2,078,488,075
Corporates - Investment Grades		– 0	–	325,942,106			– 0	–	325,942,106
Corporates - Non-Investment Grades		– 0	–	178,277,108			– 0	–	178,277,108
Agencies		– 0	–	122,898,478			– 0	–	122,898,478
Mortgage Pass - Through’s		– 0	–	110,038,075			– 0	–	110,038,075
Commercial Mortgage-Backed Securities		– 0	–	25,430,829			42,885,958		68,316,787
Quasi-Sovereigns		– 0	–	52,090,845			– 0	–	52,090,845
Inflation-Linked Securities		– 0	–	44,736,994			– 0	–	44,736,994
Bank Loans		– 0	–	– 0	–		42,384,081		42,384,081
Emerging Markets - Corporate Bonds		– 0	–	40,186,955			1,667,863		41,854,818
Emerging Markets - Sovereigns		– 0	–	33,315,741			– 0	–	33,315,741
Local Governments - Municipal Bonds		– 0	–	11,255,688			– 0	–	11,255,688
Governments - Sovereign Bonds		– 0	–	9,073,775			– 0	–	9,073,775
Asset-Backed Securities		– 0	–	2,389,194			4,619,902		7,009,096
Emerging Markets - Treasuries		– 0	–	2,690,646			– 0	–	2,690,646
Preferred Stocks		238,117		1,794,679			– 0	–	2,032,796
Options Purchased - Puts		– 0	–	– 0	–		1,673,796		1,673,796
Common Stocks		– 0	–	– 0	–		836,400		836,400
Collateralized Mortgage Obligations		– 0	–	59,294			474,768		534,062
Warrants		– 0	–	– 0	–		364,726		364,726
Short-Term Investments		14,539,193		– 0	–		– 0	–	14,539,193

Total Investments in Securities		14,777,310		3,038,668,482+			94,907,494		3,148,353,286
Other Financial Instruments* :
Assets:
Futures Contracts		64,316		– 0	–		– 0	–	64,316
Forward Currency Exchange Contracts		– 0	–	8,350,517			– 0	–	8,350,517
Credit Default Swap Contracts		– 0	–	217,240			– 0	–	217,240
Liabilities:
Futures Contracts		(5,663,000)		– 0	–		– 0	–	(5,663,000)
Forward Currency Exchange Contracts		– 0	–	(9,460,866)			– 0	–	(9,460,866)
Credit Default Swap Contracts		– 0	–	(5,196,655)			– 0	–	(5,196,655)
Unfunded Loan Commitment		– 0	–	– 0	–		(621,353)		(621,353)

Total		$9,178,626		$3,032,578,718			$94,286,141		$3,136,043,485

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Commercial Mortgage-Backed Securities		Bank Loans		Emerging Markets- Corporate Bonds
Balance as of 12/31/10	$46,176,890		$53,468,498			$1,223,099
Accrued discounts/(premiums)	170,118		339,952			(163,330)
Realized gain (loss)	741,573		(27,297)			– 0	–
Change in unrealized appreciation/depreciation	(5,190,686)		(1,592,763)			608,094
Purchases	5,221,501		15,195,500			– 0	–
Sales	(4,233,438)		(24,999,809)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 9/30/11	$42,885,958		$42,384,081			$1,667,863

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11	$(4,545,228)		$(2,183,087)			$608,094

	Asset-Backed Securities		Options Purchased - Puts		Common Stocks
Balance as of 12/31/10	$ – 0	–	$ – 0	–	$	– 0	–
Accrued discounts/(premiums)	– 0	–	– 0	–		– 0	–
Realized gain (loss)	– 0	–	– 0	–		630,768
Change in unrealized appreciation/depreciation	(8,567)		817,684			836,400
Purchases	4,628,469		856,112			– 0	–
Sales	– 0	–	– 0	–		(630,768)
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 9/30/11	$4,619,902		$1,673,796			$836,400

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11	$(8,567)		$817,684			$836,400

	Collateralized Mortgage Obligations		Warrants*		Corporates - Non- Investment Grades
Balance as of 12/31/10	$1,428,922		$231,215		$	– 0	–
Accrued discounts/(premiums)	1,653		– 0	–		(444)
Realized gain (loss)	62,573		242,985			(6,928,250)
Change in unrealized appreciation/depreciation	(32,633)		189,563			6,930,662
Purchases	– 0	–	– 0	–		– 0	–
Sales	(985,747)		(299,037)			(1,968)
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 9/30/11	$474,768		$364,726		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11	$(32,633)		$364,726		$	– 0	–

	Unfunded Loan Commitment			Total
Balance as of 12/31/10	$	– 0	–	$102,528,624
Accrued discounts/(premiums)		12,912		360,861
Realized gain (loss)		– 0	–	(5,277,648)
Change in unrealized appreciation/depreciation		(153,702)		2,404,052
Purchases		(480,563)		25,421,019
Sales		– 0	–	(31,150,767)
Transfers in to Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 9/30/11		$(621,353)		$94,286,141

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11		$(153,702)		$(4,296,313)

*	The Portfolio held a security with zero market value at period end.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2011